SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2011 step	Dec. 31, 2010	Dec. 31, 2011 Chartis	Dec. 31, 2010 Chartis	Sep. 30, 2011 Chartis	Dec. 31, 2011 Aircraft Leasing	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2010 Segment Discontinued Operations	Dec. 31, 2010 Segment Discontinued Operations Other	Sep. 30, 2010 Star/Edison Sale	Dec. 31, 2010 Star/Edison Sale	Dec. 31, 2010 ALICO	Dec. 31, 2010 AIA Group Limited (AIA)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of steps involved in process of impairment test	2
Goodwill
Goodwill - gross	$ 4,810	$ 9,672	$ 2,529	$ 2,480			$ 2,281	$ 7,192
Accumulated impairments	(3,477)	(3,477)	(1,196)	(1,196)			(2,281)	(2,281)
Net goodwill	1,333	6,195	1,333	1,284	1,400			4,911
Increase (decrease) due to:
Acquisition	26	33	3	33		15	8
Sales of business units	0	(69)						(69)
Other	14	(70)	14	16				(86)
Goodwill impairment included in discontinued operations									(4,625)	(4,625)
Dispositions		(131)						(131)						(131)
Goodwill - gross	4,850	4,810	2,546	2,529		15	2,289	2,281
Accumulated impairments	(3,477)	(3,477)	(1,196)	(1,196)			(2,281)	(2,281)
Net goodwill	1,373	1,333	1,350	1,333	1,400	15	8
Goodwill impairments	$ 0										$ 1,300	$ 1,300	$ 3,300